Inventories	12 Months Ended
Sep. 30, 2023
Inventories

6. Inventories

(a)

	September 30,	September 30,
	2023	2022
Raw materials	$6,553	$4,184
Semi-finished	165	755
Finished goods	1,548	2,416
	$8,266	$7,355

(b) During the year ended September 30, 2023, the provision for slow moving and obsolete inventories amounted to $nil (September 30, 2022: $187), which was also included in direct manufacturing costs.